Employees' Stock Incentive Plans and Management Incentive Plans (Compensation Cost Related to LTPP Awards) (Details) (Selling, General and Administrative Expenses [Member], Long-term Performance Program [Member], USD $)
In Millions, unless otherwise specified
	11 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation cost	$ 0
Tax benefit	0
After-tax compensation cost	0
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation cost		3.8	17.3	18.4	21.5
Tax benefit		1.3	6.1	6.5	7.4
After-tax compensation cost		$ 2.5	$ 11.2	$ 11.9	$ 14.1